Document and Entity Information	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Entity Registrant Name	Williams Partners L.P.
Entity Central Index Key	0001483096
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false